Business and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 17, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Prepaid and other current assets				$ 1.6
Redeemed, cancelled and retired, per shares (in Dollars per share)			$ 0.04
Common stock, par value (in Dollars per share)				$ 0.001	$ 0.001
Percentage of outstanding equity interests		100.00%
Cash consideration	$ 125.0
Re-measurement losses				$ 0.4	$ 0.1
Number of reportable segments				1
Number of operating segments				1
Advertising expense				$ 1.0	$ 0.3
Common stock par value (in Dollars per share)				$ 0.001
Accounts Receivable [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage				10.00%	10.00%
Minimum [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, performance obligation, duration					1 year
Property, and equipment, useful life				3 years
Maximum [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, performance obligation, duration					3 years
Property, and equipment, useful life				7 years
Common Stock [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.01